Unaudited Condensed Consolidated Statements of Operations - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended		7 Months Ended
	Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2026		Dec. 31, 2025
General and administrative costs	$ 22,045		$ 693,551		$ 1,067,224		$ 167,685
Loss from operations	(22,045)		(39,766,469)		(40,140,142)		(167,685)
Subscription Agreement expense			39,072,918		39,072,918
Other income:
Change in fair value of Subscription Agreement liability			(98,699,277)		(98,699,277)
Interest earned on marketable securities and cash held in Trust Account			3,785,002		7,330,048		549,783
Other expense, net			(94,914,275)		(91,369,229)		549,783
Net loss	$ (22,045)		$ (134,680,744)		$ (131,509,371)		$ 382,098
Class A Ordinary Shares
Other income:
Basic weighted average shares outstanding (in Shares)			41,900,000		41,900,000		2,593,810
Diluted weighted average shares outstanding (in Shares)			41,900,000		41,900,000		2,593,810
Basic net loss per share (in Dollars per share)			$ (2.42)		$ (2.36)		$ 0.03
Diluted net loss per share (in Dollars per share)			$ (2.42)		$ (2.36)		$ 0.02
Class B Ordinary Shares
Other income:
Basic weighted average shares outstanding (in Shares)	12,000,000	[1],[2]	13,800,000	[1]	13,800,000	[1]	12,111,429	[3],[4]
Diluted weighted average shares outstanding (in Shares)	12,000,000	[1],[2]	13,800,000	[1]	13,800,000	[1]	12,780,000	[3],[4]
Basic net loss per share (in Dollars per share)	$ (0)		$ (2.42)		$ (2.36)		$ 0.03
Diluted net loss per share (in Dollars per share)	$ (0)		$ (2.42)		$ (2.36)		$ 0.02

[1]	In November 2025 and December 2025, the Company issued an aggregate of 25,175,000 Class B Ordinary Shares to the Sponsor by way of a share capitalization, resulting in the total number of outstanding Class B Ordinary Shares increasing to 13,800,000. All share and per share data has been retrospectively presented.
[2]	The period from June 4, 2025 (Inception) to June 30, 2025 excludes up to 1,800,000 Class B Ordinary Shares subject to forfeiture if the Over-Allotment Option was not exercised in full or in part by the Underwriter (see Note 7).
[3]	Excluded an aggregate of up to 1,800,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On December 18, 2025, the underwriters exercised their over-allotment option in full as part of the closing of the Initial Public Offering, as such, the 1,800,000 Founder Shares are no longer subject to forfeiture (see Note 5).
[4]	On June 4, 2025, the Company issued 8,625,000 Founder Shares to the Sponsor. In November 2025 and December 2025, the Company issued an additional 2,875,000 and 2,300,000 Founder Shares, respectively, to the Sponsor, resulting in a total of 13,800,000 Founder Shares (see Note 5).